1. The Company and Significant Accounting Policies: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	6 Months Ended
Jun. 30, 2016
Table Text Block Supplement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair Value Measurements at June 30, 2016
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2015
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-